Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Summary of Financial Assets at Amortized Cost

	December 31,
	2022	2021
	£000s	£000s
Current financial assets at amortized cost – U.S Treasury Bills	16,328	-
Total financial assets at amortized cost - current	16,328	-
Non-current financial assets at amortized cost	284	301
Total financial assets at amortized cost	16,612	301